DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
At December 31, 2016 and 2015, information pertaining to the Company's interest rate swap agreement not designated as a hedge was as follows:

	December 31,
	2016	2015
	(Dollars in Thousands)
Notional amount	$15,000	$15,000
Weighted average fixed pay rate	1.26%	1.26%
Weighted average variable receive rate	0.88%	0.32%
Weighted average maturity in years	0.0	1.0
Unrealized loss relating to interest rate swap	$2	$64

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the fair values of derivative instruments as well as their classification on the consolidated balance sheets at December 31, 2016 and 2015.

		December 31, 2016		December 31, 2015
	Balance Sheet Location	Notional Amount	Estimated Fair Value	Notional Amount	Estimated Fair Value
		(In Thousands)
Derivatives not designated as hedging instruments:
Interest rate swap	Other Liabilities	$15,000	$(2)	$15,000	$(64)
Derivative loan commitments	Other Assets	12,607	57	6,170	51
Forward loan sale commitments	Other Assets	4,049	64	3,656	19